REVENUE RECOGNITION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
REVENUE RECOGNITION
Schedule of revenues from contracts with customers

	Three Months		Nine Months
	Ended September 30,		Ended September 30,
(in millions)	2021	2020	2021	2020
Europe	$313.0	$291.6	$838.9	$837.5
North America	158.0	221.3	549.8	577.3
Asia Pacific	81.2	73.3	239.4	238.2
Middle East and Africa	63.0	52.5	170.9	164.9
Latin America	45.5	37.1	133.6	124.6
Revenue from contracts with customers	660.7	675.8	1,932.6	1,942.5
Other revenue (Leasing: Sales-type and Operating)	4.2	5.3	13.9	19.3
Total revenue	$664.9	$681.1	$1,946.5	$1,961.8

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Europe	$1,129.3	$1,186.9	$1,227.8
North America	777.2	574.8	564.3
Asia Pacific	312.0	371.6	381.4
Middle East and Africa	217.2	255.6	253.3
Latin America	168.5	203.0	225.9
Topic 606 Revenue	2,604.2	2,591.9	2,652.7
Non-Topic 606 Revenue (Leasing: Sales-type and Operating)	25.0	32.0	35.4
Total	$2,629.2	$2,623.9	$2,688.1